AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 96.4%
Aerospace & Defense — 1.8%
Boeing Co. (The)*	150,698	$22,912,124
General Electric Co.	182,698	34,453,189
Howmet Aerospace, Inc.	340,134	34,098,433
RTX Corp.	233,675	28,312,063
		119,775,809
Automobiles — 0.9%
Tesla, Inc.*	228,488	59,779,315
Banks — 0.1%
NU Holdings Ltd. (Brazil) (Class A Stock)*	491,394	6,707,528
Beverages — 0.4%
Monster Beverage Corp.*(a)	469,108	24,473,364
Biotechnology — 1.2%
Argenx SE (Netherlands), ADR*	19,568	10,607,421
Legend Biotech Corp., ADR*(a)	118,641	5,781,376
Natera, Inc.*	14,064	1,785,425
Regeneron Pharmaceuticals, Inc.*	14,467	15,208,289
Vertex Pharmaceuticals, Inc.*	108,436	50,431,415
		83,813,926
Broadline Retail — 7.3%
Amazon.com, Inc.*	2,389,097	445,160,444
Coupang, Inc. (South Korea)*	600,724	14,747,774
MercadoLibre, Inc. (Brazil)*	17,478	35,864,157
		495,772,375
Building Products — 0.1%
Trane Technologies PLC	25,313	9,839,923
Capital Markets — 2.6%
Ares Management Corp. (Class A Stock)	87,601	13,651,740
Charles Schwab Corp. (The)	184,643	11,966,713
Goldman Sachs Group, Inc. (The)	47,062	23,300,867
Intercontinental Exchange, Inc.	84,900	13,638,336
KKR & Co., Inc.	211,639	27,635,821
Moody’s Corp.	62,204	29,521,396
MSCI, Inc.	22,068	12,864,099
S&P Global, Inc.	67,067	34,648,153
Tradeweb Markets, Inc. (Class A Stock)	80,627	9,971,141
		177,198,266
Chemicals — 0.9%
Linde PLC	55,419	26,427,104
Sherwin-Williams Co. (The)	85,435	32,607,977
		59,035,081
Construction Materials — 0.4%
Vulcan Materials Co.	106,650	26,708,360
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	34,564	30,641,677
Dollar General Corp.	69,051	5,839,643
Target Corp.	178,800	27,867,768
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Walmart, Inc.	186,678	$15,074,249
		79,423,337
Electric Utilities — 0.3%
NextEra Energy, Inc.	208,032	17,584,945
Electrical Equipment — 1.5%
AMETEK, Inc.	55,519	9,533,168
Eaton Corp. PLC	251,792	83,453,940
Vertiv Holdings Co. (Class A Stock)	59,447	5,914,382
		98,901,490
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	822,588	53,599,834
Keysight Technologies, Inc.*	27,984	4,447,497
		58,047,331
Energy Equipment & Services — 0.1%
Schlumberger NV	230,382	9,664,525
Entertainment — 3.1%
Netflix, Inc.*	212,926	151,022,024
Spotify Technology SA*	75,587	27,856,077
Take-Two Interactive Software, Inc.*	71,023	10,916,945
Walt Disney Co. (The)	226,273	21,765,200
		211,560,246
Financial Services — 6.2%
Affirm Holdings, Inc.*	40,724	1,662,354
Apollo Global Management, Inc.	19,815	2,475,092
Fiserv, Inc.*	274,691	49,348,238
Mastercard, Inc. (Class A Stock)	312,325	154,226,085
PayPal Holdings, Inc.*	373,419	29,137,884
Visa, Inc. (Class A Stock)	665,863	183,079,032
		419,928,685
Ground Transportation — 1.5%
Uber Technologies, Inc.*	1,010,373	75,939,635
Union Pacific Corp.	100,400	24,746,592
		100,686,227
Health Care Equipment & Supplies — 4.1%
Alcon, Inc.(a)	288,462	28,866,392
Becton, Dickinson & Co.	70,315	16,952,946
Boston Scientific Corp.*	375,502	31,467,068
Dexcom, Inc.*	95,293	6,388,443
Intuitive Surgical, Inc.*	239,179	117,501,467
Penumbra, Inc.*	18,336	3,562,868
Sonova Holding AG (Switzerland), ADR	118,450	8,534,323
STERIS PLC	24,830	6,022,268
Stryker Corp.	164,302	59,355,741
		278,651,516
Health Care Providers & Services — 2.0%
Cigna Group (The)	84,819	29,384,694
UnitedHealth Group, Inc.	178,276	104,234,412
		133,619,106
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	31,300	$6,568,931
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*	120,763	15,313,956
Booking Holdings, Inc.	6,050	25,483,326
Chipotle Mexican Grill, Inc.*	398,882	22,983,581
Hilton Worldwide Holdings, Inc.	147,236	33,937,898
Marriott International, Inc. (Class A Stock)	33,967	8,444,196
Starbucks Corp.(a)	108,200	10,548,418
		116,711,375
Household Products — 0.2%
Colgate-Palmolive Co.	139,843	14,517,102
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	51,284	6,079,205
Insurance — 0.8%
Arthur J. Gallagher & Co.(a)	43,352	12,197,952
Marsh & McLennan Cos., Inc.	123,800	27,618,542
Progressive Corp. (The)	69,694	17,685,550
		57,502,044
Interactive Media & Services — 9.9%
Alphabet, Inc. (Class A Stock)	1,549,158	256,927,854
Alphabet, Inc. (Class C Stock)	208,595	34,874,998
Meta Platforms, Inc. (Class A Stock)	669,153	383,049,944
		674,852,796
IT Services — 1.3%
Accenture PLC (Ireland) (Class A Stock)	89,100	31,495,068
Gartner, Inc.*	31,629	16,028,312
MongoDB, Inc.*	49,570	13,401,249
Shopify, Inc. (Canada) (Class A Stock)*(a)	254,661	20,408,533
Snowflake, Inc. (Class A Stock)*	57,148	6,564,019
		87,897,181
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	74,218	11,019,888
Danaher Corp.	118,796	33,027,664
ICON PLC*	8,519	2,447,594
Thermo Fisher Scientific, Inc.	111,521	68,983,545
		115,478,691
Machinery — 0.3%
Ingersoll Rand, Inc.	210,260	20,639,122
Media — 0.3%
Trade Desk, Inc. (The) (Class A Stock)*	208,780	22,892,727
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy, Inc.	63,408	11,403,295
Pharmaceuticals — 3.6%
AstraZeneca PLC (United Kingdom), ADR	171,699	13,377,069
Eli Lilly & Co.	196,318	173,925,969
Novo Nordisk A/S (Denmark), ADR	251,538	29,950,630
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	150,630	$29,430,089
		246,683,757
Professional Services — 0.7%
Equifax, Inc.	42,700	12,547,822
TransUnion	195,844	20,504,867
Verisk Analytics, Inc.	67,886	18,190,732
		51,243,421
Real Estate Management & Development — 0.2%
CoStar Group, Inc.*	201,369	15,191,277
Semiconductors & Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.*	227,792	37,376,111
Analog Devices, Inc.	57,834	13,311,652
ASML Holding NV (Netherlands)	103,965	86,628,836
Broadcom, Inc.	436,870	75,360,075
KLA Corp.	19,610	15,186,180
Lam Research Corp.	11,799	9,628,928
Marvell Technology, Inc.	34,094	2,458,859
NVIDIA Corp.	4,940,567	599,982,457
QUALCOMM, Inc.	14,564	2,476,608
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	261,959	45,494,420
		887,904,126
Software — 17.3%
Adobe, Inc.*	153,990	79,732,942
Atlassian Corp. (Class A Stock)*	82,738	13,139,622
Aurora Innovation, Inc.*(a)	560,353	3,317,290
Autodesk, Inc.*	12,491	3,441,021
Cadence Design Systems, Inc.*	181,628	49,226,637
Crowdstrike Holdings, Inc. (Class A Stock)*	63,579	17,832,002
Datadog, Inc. (Class A Stock)*	149,413	17,191,460
Dynatrace, Inc.*	207,167	11,077,219
Fair Isaac Corp.*	7,968	15,485,967
HubSpot, Inc.*	16,000	8,505,600
Intuit, Inc.	149,767	93,005,307
Manhattan Associates, Inc.*	9,027	2,540,017
Microsoft Corp.	1,447,056	622,668,197
Palo Alto Networks, Inc.*	141,683	48,427,249
Salesforce, Inc.	208,069	56,950,566
ServiceNow, Inc.*(a)	97,203	86,937,391
Synopsys, Inc.*	46,505	23,549,667
Workday, Inc. (Class A Stock)*	109,863	26,851,616
		1,179,879,770
Specialized REITs — 0.5%
Equinix, Inc.	38,185	33,894,152
Specialty Retail — 1.0%
Home Depot, Inc. (The)	19,915	8,069,558
O’Reilly Automotive, Inc.*	25,233	29,058,323
Ross Stores, Inc.	138,212	20,802,288
TJX Cos., Inc. (The)	90,971	10,692,731
		68,622,900

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	1,673,497	$389,924,801
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	48,974	12,977,456
LVMH Moet Hennessy Louis Vuitton SE (France)	16,422	12,593,640
		25,571,096
Tobacco — 0.3%
Philip Morris International, Inc.	176,115	21,380,361
Trading Companies & Distributors — 0.5%
W.W. Grainger, Inc.	33,753	35,062,954

Total Common Stocks (cost $3,814,537,230)		6,561,072,439
Unaffiliated Exchange-Traded Funds — 2.5%
SPDR Portfolio S&P 500 Growth ETF	859,578	71,293,399
Vanguard Russell 1000 Growth ETF	1,003,824	96,889,093

Total Unaffiliated Exchange-Traded Funds (cost $126,184,245)		168,182,492

Total Long-Term Investments (cost $3,940,721,475)		6,729,254,931
Short-Term Investments — 1.4%
Affiliated Mutual Funds — 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	19,595,843	19,595,843
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $26,916,004; includes $26,731,567 of cash collateral for securities on loan)(b)(wb)	26,926,774	26,916,004

Total Affiliated Mutual Funds (cost $46,511,847)		46,511,847

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.3%
Federal Home Loan Bank
4.251%	10/01/24	23,076	23,072,846
(cost $23,075,999)

	Shares	Value
Unaffiliated Fund — 0.4%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 4.920%) (Institutional Shares)	23,086,892	$23,086,892
(cost $23,086,892)

Total Short-Term Investments (cost $92,674,738)		92,671,585

TOTAL INVESTMENTS—100.3% (cost $4,033,396,213)		6,821,926,516

Liabilities in excess of other assets — (0.3)%		(20,170,694)

Net Assets — 100.0%		$6,801,755,822

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,262,213; cash collateral of $26,731,567 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3